INVESTMENTS - Measured at fair value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments recognized at fair value
Maintained at fair value	R$ 2,056,990	R$ 1,447,150
ASSET VALUE	537,045
AES Tiete
Investments recognized at fair value
Maintained at fair value	509,019	312,908
ASSET VALUE	37,667
Coelce
Investments recognized at fair value
Maintained at fair value	301,218	244,042
ASSET VALUE	52,340
Energisa S.A.
Investments recognized at fair value
Maintained at fair value	449,718	298,283
ASSET VALUE	77,867
Companhia Energetica de Sao Paulo - CESP
Investments recognized at fair value
Maintained at fair value	214,488	134,146
ASSET VALUE	122,284
Centrais Eletricas do ParA - CELPA
Investments recognized at fair value
Maintained at fair value	81,376	52,077
ASSET VALUE	15,059
Centrais Eletricas de Santa Catarina - CELESC
Investments recognized at fair value
Maintained at fair value	213,556	206,795
ASSET VALUE	144,069
Companhia Energetica de Pernambuco - CELPE
Investments recognized at fair value
Maintained at fair value	30,225	33,854
ASSET VALUE	10,365
Energisa MT
Investments recognized at fair value
Maintained at fair value	12,796	8,140
ASSET VALUE	2,845
Companhia Paranaense de Energia - COPEL
Investments recognized at fair value
Maintained at fair value	105,776	45,617
ASSET VALUE	44,247
CGEEP
Investments recognized at fair value
Maintained at fair value	20,982	16,845
ASSET VALUE	3,924
Companhia Energetica de Brasilia - CEB
Investments recognized at fair value
Maintained at fair value	18,439	10,218
ASSET VALUE	11,861
Other
Investments recognized at fair value
Maintained at fair value	99,397	R$ 84,225
ASSET VALUE	R$ 14,516